Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2011
Registrant Name	dei_EntityRegistrantName	MORGAN STANLEY INSTITUTIONAL FUND INC
Central Index Key	dei_EntityCentralIndexKey	0000836487
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 27, 2012
Document Effective Date	dei_DocumentEffectiveDate	Apr. 30, 2012
Active International Allocation Portfolio (Prospectus Summary) | Active International Allocation Portfolio | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSACX
Active International Allocation Portfolio (Prospectus Summary) | Active International Allocation Portfolio | Class P
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSIBX
Active International Allocation Portfolio (Prospectus Summary) | Active International Allocation Portfolio | Class H
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSAHX
Active International Allocation Portfolio (Prospectus Summary) | Active International Allocation Portfolio | Class L
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSLLX
Asian Equity Portfolio (Prospectus Summary) | Asian Equity Portfolio | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MEQIX
Asian Equity Portfolio (Prospectus Summary) | Asian Equity Portfolio | Class P
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MEQPX
Asian Equity Portfolio (Prospectus Summary) | Asian Equity Portfolio | Class H
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MEQHX
Asian Equity Portfolio (Prospectus Summary) | Asian Equity Portfolio | Class L
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MEQLX
Emerging Markets Portfolio (Prospectus Summary) | Emerging Markets Portfolio | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGEMX
Emerging Markets Portfolio (Prospectus Summary) | Emerging Markets Portfolio | Class P
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMKBX
Emerging Markets Portfolio (Prospectus Summary) | Emerging Markets Portfolio | Class H
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSMHX
Emerging Markets Portfolio (Prospectus Summary) | Emerging Markets Portfolio | Class L
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSELX
Global Franchise Portfolio (Prospectus Summary) | Global Franchise Portfolio | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSFAX
Global Franchise Portfolio (Prospectus Summary) | Global Franchise Portfolio | Class P
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSFBX
Global Franchise Portfolio (Prospectus Summary) | Global Franchise Portfolio | Class H
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSIHX
Global Franchise Portfolio (Prospectus Summary) | Global Franchise Portfolio | Class L
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSFLX
International Equity Portfolio (Prospectus Summary) | International Equity Portfolio | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSIQX
International Equity Portfolio (Prospectus Summary) | International Equity Portfolio | Class P
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIQBX
International Equity Portfolio (Prospectus Summary) | International Equity Portfolio | Class H
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSQHX
International Equity Portfolio (Prospectus Summary) | International Equity Portfolio | Class L
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSQLX
International Small Cap Portfolio (Prospectus Summary) | International Small Cap Portfolio | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSISX
International Small Cap Portfolio (Prospectus Summary) | International Small Cap Portfolio | Class P
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSCPX
International Small Cap Portfolio (Prospectus Summary) | International Small Cap Portfolio | Class H
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSCHX
International Small Cap Portfolio (Prospectus Summary) | International Small Cap Portfolio | Class L
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSNLX
Select Global Infrastructure Portfolio (Prospectus Summary) | Select Global Infrastructure Portfolio | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTIIX
Select Global Infrastructure Portfolio (Prospectus Summary) | Select Global Infrastructure Portfolio | Class P
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTIPX
Select Global Infrastructure Portfolio (Prospectus Summary) | Select Global Infrastructure Portfolio | Class H
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTIHX
Select Global Infrastructure Portfolio (Prospectus Summary) | Select Global Infrastructure Portfolio | Class L
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTILX
Global Real Estate Portfolio (Prospectus Summary) | Global Real Estate Portfolio | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MRLAX
Global Real Estate Portfolio (Prospectus Summary) | Global Real Estate Portfolio | Class P
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MRLBX
Global Real Estate Portfolio (Prospectus Summary) | Global Real Estate Portfolio | Class H
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSRHX
Global Real Estate Portfolio (Prospectus Summary) | Global Real Estate Portfolio | Class L
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGRLX
International Real Estate Porfolio (Prospectus Summary) | International Real Estate Porfolio | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSUAX
International Real Estate Porfolio (Prospectus Summary) | International Real Estate Porfolio | Class P
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IERBX
International Real Estate Porfolio (Prospectus Summary) | International Real Estate Porfolio | Class H
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSTHX
International Real Estate Porfolio (Prospectus Summary) | International Real Estate Porfolio | Class L
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSOLX
U.S. Real Estate Portfolio (Prospectus Summary) | U.S. Real Estate Portfolio | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSUSX
U.S. Real Estate Portfolio (Prospectus Summary) | U.S. Real Estate Portfolio | Class P
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MUSDX
U.S. Real Estate Portfolio (Prospectus Summary) | U.S. Real Estate Portfolio | Class H
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSUHX
U.S. Real Estate Portfolio (Prospectus Summary) | U.S. Real Estate Portfolio | Class L
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSULX
Focus Growth Portfolio (Prospectus Summary) | Focus Growth Portfolio | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSAGX
Focus Growth Portfolio (Prospectus Summary) | Focus Growth Portfolio | Class P
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MAEBX
Focus Growth Portfolio (Prospectus Summary) | Focus Growth Portfolio | Class H
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSWHX
Focus Growth Portfolio (Prospectus Summary) | Focus Growth Portfolio | Class L
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSWLX
Global Discovery Portfolio (Prospectus Summary) | Global Discovery Portfolio | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MLDIX
Global Discovery Portfolio (Prospectus Summary) | Global Discovery Portfolio | Class P
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGDPX
Global Discovery Portfolio (Prospectus Summary) | Global Discovery Portfolio | Class H
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGDHX
Global Discovery Portfolio (Prospectus Summary) | Global Discovery Portfolio | Class L
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGDLX
Growth Portfolio (Prospectus Summary) | Growth Portfolio | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSEQX
Growth Portfolio (Prospectus Summary) | Growth Portfolio | Class P
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSEGX
Growth Portfolio (Prospectus Summary) | Growth Portfolio | Class H
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSHHX
Growth Portfolio (Prospectus Summary) | Growth Portfolio | Class L
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSHLX
Small Company Growth Portfolio (Prospectus Summary) | Small Company Growth Portfolio | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSSGX
Small Company Growth Portfolio (Prospectus Summary) | Small Company Growth Portfolio | Class P
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSSMX
Small Company Growth Portfolio (Prospectus Summary) | Small Company Growth Portfolio | Class H
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSSHX
Small Company Growth Portfolio (Prospectus Summary) | Small Company Growth Portfolio | Class L
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSSLX
Global Insight Portfolio (Prospectus Summary) | Global Insight Portfolio | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MBPIX
Global Insight Portfolio (Prospectus Summary) | Global Insight Portfolio | Class H
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MBPHX
Global Insight Portfolio (Prospectus Summary) | Global Insight Portfolio | Class L
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MBPLX
Insight Portfolio (Prospectus Summary) | Insight Portfolio | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFPIX
Insight Portfolio (Prospectus Summary) | Insight Portfolio | Class H
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFPHX
Insight Portfolio (Prospectus Summary) | Insight Portfolio | Class L
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFPLX
Emerging Markets Debt Portfolio (Prospectus Summary) | Emerging Markets Debt Portfolio | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSIEX
Emerging Markets Debt Portfolio (Prospectus Summary) | Emerging Markets Debt Portfolio | Class P
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IEDBX
Emerging Markets Debt Portfolio (Prospectus Summary) | Emerging Markets Debt Portfolio | Class H
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSEHX
Emerging Markets Debt Portfolio (Prospectus Summary) | Emerging Markets Debt Portfolio | Class L
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MEDLX
Global Opportunity Portfolio (Prospectus Summary) | Global Opportunity Portfolio | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGGIX
Global Opportunity Portfolio (Prospectus Summary) | Global Opportunity Portfolio | Class P
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGGPX
Global Opportunity Portfolio (Prospectus Summary) | Global Opportunity Portfolio | Class H
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGGHX
Global Opportunity Portfolio (Prospectus Summary) | Global Opportunity Portfolio | Class L
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGGLX
International Opportunity Portfolio (Prospectus Summary) | International Opportunity Portfolio | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIOIX
International Opportunity Portfolio (Prospectus Summary) | International Opportunity Portfolio | Class P
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIOPX
International Opportunity Portfolio (Prospectus Summary) | International Opportunity Portfolio | Class H
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIOHX
International Opportunity Portfolio (Prospectus Summary) | International Opportunity Portfolio | Class L
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIOLX
Opportunity Portfolio (Prospectus Summary) | Opportunity Portfolio | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGEIX
Opportunity Portfolio (Prospectus Summary) | Opportunity Portfolio | Class P
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MEGPX
Opportunity Portfolio (Prospectus Summary) | Opportunity Portfolio | Class H
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MEGHX
Opportunity Portfolio (Prospectus Summary) | Opportunity Portfolio | Class L
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGELX
Advantage Portfolio (Prospectus Summary) | Advantage Portfolio | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MPAIX
Advantage Portfolio (Prospectus Summary) | Advantage Portfolio | Class P
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MAPPX
Advantage Portfolio (Prospectus Summary) | Advantage Portfolio | Class H
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MAPHX
Advantage Portfolio (Prospectus Summary) | Advantage Portfolio | Class L
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MAPLX
Global Advantage Portfolio (Prospectus Summary) | Global Advantage Portfolio | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIGIX
Global Advantage Portfolio (Prospectus Summary) | Global Advantage Portfolio | Class P
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIGPX
Global Advantage Portfolio (Prospectus Summary) | Global Advantage Portfolio | Class H
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGAHX
Global Advantage Portfolio (Prospectus Summary) | Global Advantage Portfolio | Class L
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIGLX
International Advantage Portfolio (Prospectus Summary) | International Advantage Portfolio | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFAIX
International Advantage Portfolio (Prospectus Summary) | International Advantage Portfolio | Class P
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFAPX
International Advantage Portfolio (Prospectus Summary) | International Advantage Portfolio | Class H
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFAHX
International Advantage Portfolio (Prospectus Summary) | International Advantage Portfolio | Class L
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSALX